Additional cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 27,155	$ 27,081
Cash flows used in financing activities
Increase (decrease) in notes payable	351	(1,641)
Issue of long-term debt	4,985	6,006
Repayment of long-term debt	(2,751)	(5,003)
Cash dividends paid on common and preferred shares	(3,257)	(3,107)
Cash dividends paid by subsidiaries to non-controlling interests	(86)	(53)
Decrease in securitized trade receivables	(150)	0
Other financing activities	(78)	(93)
Cash flows used in financing activities	0	(7)
Total cash flows from (used in) financing activities excluding equity	(986)	(3,888)
Non-cash changes arising from
Increase in lease liabilities	787	675
Dividends declared on common and preferred shares	3,306	3,147
Dividends declared by subsidiaries to non-controlling interests	87	53
Effect of changes in foreign exchange rates	0	0
Business acquisitions	12	7
Discontinued operations		(106)
Other	202	186
Total non-cash changes	4,394	3,962
Ending balance	30,563	27,155
TOTAL
Cash flows used in financing activities
Other financing activities		(83)
DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	26,323	26,296
Cash flows used in financing activities
Increase (decrease) in notes payable	378	(1,810)
Issue of long-term debt	4,985	6,006
Repayment of long-term debt	(2,751)	(5,003)
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Decrease in securitized trade receivables	(150)
Other financing activities	(36)	(31)
Cash flows used in financing activities		(7)
Total cash flows from (used in) financing activities excluding equity	2,426	(845)
Non-cash changes arising from
Increase in lease liabilities	787	675
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	(23)	159
Business acquisitions	12	7
Discontinued operations		(106)
Other	148	137
Total non-cash changes	924	872
Ending balance	29,673	26,323
DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	66	56
Cash flows used in financing activities
Increase (decrease) in notes payable	(27)	169
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Decrease in securitized trade receivables	0
Other financing activities	13	0
Cash flows used in financing activities		0
Total cash flows from (used in) financing activities excluding equity	(14)	169
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	23	(159)
Business acquisitions	0	0
Discontinued operations		0
Other	4	0
Total non-cash changes	27	(159)
Ending balance	79	66
DIVIDENDS PAYABLE
Changes in liabilities arising from financing activities [abstract]
Beginning balance	766	729
Cash flows used in financing activities
Increase (decrease) in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	(3,257)	(3,107)
Cash dividends paid by subsidiaries to non-controlling interests	(86)	(53)
Decrease in securitized trade receivables	0
Other financing activities	0	0
Cash flows used in financing activities		0
Total cash flows from (used in) financing activities excluding equity	(3,343)	(3,160)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	3,306	3,147
Dividends declared by subsidiaries to non-controlling interests	87	53
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Discontinued operations		0
Other	(5)	(3)
Total non-cash changes	3,388	3,197
Ending balance	811	766
OTHER LIABILITIES
Changes in liabilities arising from financing activities [abstract]
Beginning balance	0	0
Cash flows used in financing activities
Increase (decrease) in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Decrease in securitized trade receivables	0
Other financing activities	(55)	(52)
Cash flows used in financing activities		0
Total cash flows from (used in) financing activities excluding equity	(55)	(52)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Discontinued operations		0
Other	55	52
Total non-cash changes	55	52
Ending balance	$ 0	$ 0